Additional disclosures in respect of guaranteed securities - Narrative (Details) - GBP (£)		12 Months Ended
	Oct. 29, 2007	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jun. 01, 2018
Disclosure of detailed information about borrowings [line items]
Profit (loss)		£ 1,514,000,000	£ 3,551,000,000	£ 7,794,000,000
National Grid Gas plc
Disclosure of detailed information about borrowings [line items]
Preferred shares issuance rate	3.60%
British Transco Finance Inc. £m
Disclosure of detailed information about borrowings [line items]
Preferred shares issuance rate	3.90%
Borrowings, interest rate					6.625%
British Transco Finance Inc. £m
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares		£ 29,000,000
Profit (loss)			£ 0	£ 0